Discontinued operations (Details Narrative)		1 Months Ended	3 Months Ended
	Jun. 13, 2022 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 EUR (€)	Aug. 31, 2022 USD ($)	May 31, 2022 USD ($)	Nov. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	Nov. 30, 2021 USD ($)	Aug. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Assets recoverable value is cash flow					$ 5,029,475
Impairment expenses on patent					5,029,475
Assets recoverable value is cash flow					0
Book value of right of use of assets		$ 8,084	$ 8,084		11,115				$ 490,582	$ 557,022
Percentage promissory note purchased		6.00%	6.00%				6.00%
Promissory note		$ 1,585,783	$ 1,585,783				€ 1,453,154
Consideration paid			1,181,005	€ 1,081,081
Acquisition in fair value of investment			$ (591,781)
WinView Inc [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Impairment expenses on patent					136,331
Book value of right of use of assets					$ 0
UMG [member]
IfrsStatementLineItems [Line Items]
Proceeds from disposal or maturity of available-for-sale financial assets	$ 100
Prices specified in forward agreements to purchase financial assets for cash								$ 300,000
Asset impairment charges						$ 476,404
UMG [member] | Purchase consideration [member]
IfrsStatementLineItems [Line Items]
Prices specified in forward agreements to purchase financial assets for cash								$ 262,000
UMG [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Asset impairment charges						$ 0
Eden Games [member]
IfrsStatementLineItems [Line Items]
Percentage promissory note purchased		6.00%	6.00%				6.00%
Promissory note		$ 1,558,319	$ 1,558,319				€ 1,453,154
Consideration paid			1,181,005	€ 1,081,081
Acquisition in fair value of investment		591,781
Promissory note		$ 0	$ 0